Federated Hermes Kaufmann Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—94.8%
		Communication Services—2.1%
34,128		Meta Platforms, Inc.	$ 23,520,335
107,500	[1]	Spotify Technology SA	58,969,125
200,000	[1]	Trade Desk, Inc./The	23,736,000
		TOTAL	106,225,460
		Consumer Discretionary—12.3%
150,000	[1]	Airbnb, Inc.	19,675,500
370,000	[1]	Amazon.com, Inc.	87,941,600
375,000	[1]	Birkenstock Holding PLC	22,177,500
121,600	[1]	Cava Group, Inc.	16,422,080
805,300	[1]	Chipotle Mexican Grill, Inc.	46,989,255
235,000	[1]	DoorDash, Inc.	44,375,050
1,002,700	[1]	DraftKings, Inc.	42,063,265
50,000	[1]	Duolingo, Inc.	18,199,500
180,000	[1]	Floor & Decor Holdings, Inc.	18,018,000
15,000	[1]	Mercadolibre, Inc.	28,832,850
327,400		Moncler SpA	20,578,579
340,000	[1]	On Holding AG	20,359,200
200,000	[1]	Planet Fitness, Inc.	21,632,000
1,755,000	[1]	Sportradar Group AG	36,819,900
86,200		Texas Roadhouse, Inc.	15,610,820
225,000		TJX Cos., Inc.	28,077,750
899,000	[1]	Viking Holdings Ltd.	45,516,370
317,000		Wingstop, Inc.	94,434,300
		TOTAL	627,723,519
		Consumer Staples—2.3%
58,400		Costco Wholesale Corp.	57,224,992
200,000	[1]	Maplebear, Inc.	9,656,000
400,000		Philip Morris International, Inc.	52,080,000
		TOTAL	118,960,992
		Energy—2.0%
132,100		Cheniere Energy, Inc.	29,544,165
1,144,700		New Fortress Energy, Inc.	17,170,500
144,100		Targa Resources, Inc.	28,358,880
1,432,820	[1,2]	Venture Global, Inc.	29,301,169
		TOTAL	104,374,714
		Financials—9.6%
570,000		Apollo Global Management, Inc.	97,458,600
35,000		BlackRock, Inc.	37,642,500
4,790,000	[1]	Blue Owl Capital, Inc.	124,587,900
1	[1,3,4]	FA Private Equity Fund IV LP	67,869
600,000		Hamilton Lane, Inc.	95,508,000
56,800		JPMorgan Chase & Co.	15,182,640
150,000		London Stock Exchange Group PLC	22,341,361
40,000		MSCI, Inc., Class A	23,870,800
100,000		S&P Global, Inc.	52,141,000
500,000	[1]	Toast, Inc.	20,460,000
		TOTAL	489,260,670
		Health Care—20.3%
2,000,000	[1,3]	Albireo Pharma CVR, Rights	4,300,000

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
156,532	[1]	Amphastar Pharmaceuticals, Inc.	$ 5,458,271
2,435,880	[1,2]	Arcturus Therapeutics Holdings, Inc.	41,336,884
316,900	[1]	Argenx SE	208,740,017
5,480,011	[1,2,3]	AstraZeneca PLC, Rights	3,014,006
7,850,000	[1]	aTyr Pharma, Inc.	30,301,000
486,100	[1]	Boston Scientific Corp.	49,757,196
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,021,751
98,500		Danaher Corp.	21,939,890
2,038,487	[1]	EyePoint Pharmaceuticals, Inc.	15,594,426
382,000	[1]	Guardant Health, Inc.	17,946,360
2,702,026	[1]	IDEAYA Biosciences, Inc.	65,794,333
121,100	[1]	Inspire Medical Systems, Inc.	23,432,850
140,000	[1]	Insulet Corp.	38,973,200
114,200	[1]	Intuitive Surgical, Inc.	65,308,696
1	[1,3,4]	Latin Healthcare Fund LP	233,835
679,700	[1]	Legend Biotech Corp., ADR	25,896,570
328,000	[1]	Merus NV	13,428,320
725,000	[1]	Minerva Neurosciences, Inc.	1,718,250
665,000	[1]	Moonlake Immunotherapeutics	30,583,350
313,300	[1]	Natera, Inc.	55,429,036
245,100	[1]	PROCEPT BioRobotics Corp.	17,769,750
7,881,000	[1]	Regulus Therapeutics, Inc.	7,881,000
3,825,000	[1]	Rezolute, Inc.	20,081,250
691,295	[1]	Rhythm Pharmaceuticals, Inc.	41,083,662
164,133	[1,3,4]	Sail Biomedicines, Inc.	3,899,061
123,360	[1]	Sarepta Therapeutics, Inc.	14,028,499
453,887	[1,2]	Scynexis, Inc.	485,659
959,018	[1,3]	Soteira, Inc.	0
450,000	[1]	Structure Therapeutics, Inc., ADR	13,486,500
75,000		Stryker Corp.	29,346,750
67,400		UCB S.A.	13,079,479
932,500	[1]	Ultragenyx Pharmaceutical, Inc.	40,125,475
126,750	[1]	Vaxcyte, Inc.	11,194,560
105,000	[1]	Veeva Systems, Inc.	24,492,300
441,300	[1]	Vera Therapeutics, Inc.	16,451,664
227,000	[1]	Vericel Corp	13,288,580
511,404	[1]	Verona Pharma PLC, ADR	29,303,449
148,070	[1]	Zealand Pharma AS	15,041,184
640,000	[1,2]	Zenas Biopharma, Inc.	5,132,800
178,507	[1,4,5]	Zenas Biopharma, Inc.	1,431,626
		TOTAL	1,037,811,489
		Industrials—16.9%
83,900	[1]	Axon Enterprise, Inc.	54,717,902
114,300		Comfort Systems USA, Inc.	49,920,525
255,000		Eaton Corp. PLC	83,242,200
295,000		GE Aerospace	60,053,150
193,500	[1]	GE Vernova, Inc.	72,152,280
316,600		HEICO Corp.	75,648,404
545,300	[1]	Loar Holdings, Inc.	43,340,444
386,300		Quanta Services, Inc.	118,829,743
1,400,000	[1,2]	StandardAero, Inc.	37,576,000
192,400		Trane Technologies PLC	69,793,100
500,000	[1]	Uber Technologies, Inc.	33,425,000
505,000		Veralto Corp.	52,211,950

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
418,100		Vertiv Holdings Co.	$ 48,926,062
310,400		Wabtec Corp.	64,538,368
		TOTAL	864,375,128
		Information Technology—21.7%
15,600	[1]	AppLovin Corp.	5,765,604
164,300	[1]	Crowdstrike Holdings, Inc.	65,402,901
108,700	[1]	CyberArk Software, Ltd.	40,325,526
313,600	[1]	Datadog, Inc.	44,753,856
490,000	[1]	Elastic N.V.	55,164,200
1,059,322	[1,3,4]	Expand Networks Ltd.	0
30,000	[1]	Gartner, Inc., Class A	16,284,900
23,800	[1]	HubSpot, Inc.	18,552,814
83,200	[1]	Impinj, Inc.	10,557,248
34,000		KLA Corp.	25,100,160
1,365,000	[1]	Klaviyo, Inc.	62,803,650
205,600		Marvell Technology, Inc.	23,204,016
144,700		Micron Technology, Inc.	13,202,428
110,800		Microsoft Corp.	45,988,648
80,000		Motorola Solutions, Inc.	37,540,000
420,000		NVIDIA Corp.	50,429,400
100,900	[1]	Palantir Technologies, Inc.	8,323,241
276,800	[1]	Palo Alto Networks, Inc.	51,047,456
225,000	[1]	Q2 Holdings, Inc.	21,413,250
1,700,000	[1]	QXO, Inc.	22,593,000
600,000	[1]	Rubrik, Inc.	43,962,000
168,000		Salesforce, Inc.	57,405,600
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,445,200	[1]	SentinelOne, Inc.	34,612,540
75,000	[1]	ServiceNow, Inc.	76,378,500
735,000	[1]	Shopify, Inc.	85,848,000
155,000	[1]	Snowflake, Inc.	28,134,050
50,000	[1]	SPS Commerce, Inc.	9,234,000
196,900		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,215,108
84,300	[1]	Tyler Technologies, Inc.	50,718,252
300,000	[1]	Vertex, Inc.	17,325,000
60,000	[1]	Wix.com Ltd.	14,333,400
107,000	[1]	Workday, Inc.	28,040,420
		TOTAL	1,105,659,168
		Materials—3.0%
600,000		Agnico Eagle Mines Ltd.	55,764,000
100,200		Eagle Materials, Inc.	25,725,348
41,500		Martin Marietta Materials	22,580,980
132,300		Sherwin-Williams Co.	47,384,568
		TOTAL	151,454,896
		Real Estate—3.0%
1,000,000	[1]	CoStar Group, Inc.	76,600,000
250,000		Gaming and Leisure Properties, Inc.	12,097,500
690,000		Healthpeak Properties, Inc.	14,255,400
200,000		Ryman Hospitality Properties, Inc.	20,968,000
940,000		VICI Properties, Inc.	27,983,800
		TOTAL	151,904,700
		Utilities—1.6%
200,000		American Electric Power Co., Inc.	19,672,000
200,000		Duke Energy Corp.	22,398,000

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
400,000		NextEra Energy, Inc.	$ 28,624,000
59,700		Vistra Corp.	10,031,391
		TOTAL	80,725,391
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,688,298,643)	4,838,476,127
		PREFERRED STOCKS—0.3%
		Health Care—0.3%
2,118,042	[3,4]	CeQur S.A.	9,502,856
82,400		Regulus Therapeutics, Inc., Conv. Pfd, 1.000%	8,240,000
		TOTAL	17,742,856
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $26,237,522)	17,742,856
		WARRANTS—0.3%
		Health Care—0.3%
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	433,710
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	246,269
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	298,200
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	5,302,500
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	8,874,080
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	63,957
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,825,420
		TOTAL WARRANTS (IDENTIFIED COST $23,318,040)	17,044,136
		INVESTMENT COMPANY—5.0%
253,631,242		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[6] (IDENTIFIED COST $253,631,242)	253,631,242
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $2,991,485,447)	5,126,894,361
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(22,762,797)
		TOTAL NET ASSETS—100%	$5,104,131,564

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2025	Shares Held as of 1/31/2025	Dividend Income
Health Care:
aTyr Pharma, Inc.	$24,492,000	$—	$—	$5,809,000	$—	$30,301,000	7,850,000	$—
Arcturus Therapeutics Holdings, Inc.	$43,188,152	$—	$—	$(1,851,268)	$—	$41,336,884	2,435,880	$—
EyePoint Pharmaceuticals, Inc.	$23,972,607	$—	$—	$(8,378,181)	$—	$15,594,426	2,038,487	$—
IDEAYA Biosciences, Inc.	$74,457,482	$1,794,348	$—	$(10,457,497)	$—	$65,794,333	2,702,026	$—
Minerva Neurosciences, Inc.	$1,736,375	$—	$—	$(18,125)	$—	$1,718,250	725,000	$—
Regulus Therapeutics, Inc.	$11,506,260	$—	$—	$(3,625,260)	$—	$7,881,000	7,881,000	$—
Regulus Therapeutics, Inc., Conv. Pfd, 1.000%	$12,030,400	$—	$—	$(3,790,400)	$—	$8,240,000	82,400	$—
Rezolute, Inc.	$20,961,000	$—	$—	$(879,750)	$—	$20,081,250	3,825,000	$—
Rezolute, Inc., Warrants 10/8/2027	$310,840	$—	$—	$(64,571)	$—	$246,269	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$311,264	$—	$—	$(13,064)	$—	$298,200	56,800	$—
Rezolute, Inc., Warrants 6/24/2099	$5,534,800	$—	$—	$(232,300)	$—	$5,302,500	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$9,262,849	$—	$—	$(388,769)	$—	$8,874,080	1,690,301	$—
Scynexis, Inc.	$1,145,120	$—	$(415,332)	$1,766,245	$(2,010,374)	$485,659	453,887	$—
Scynexis, Inc., Warrants 4/26/2029	$96,169	$—	$—	$(32,212)	$—	$63,957	167,251	$—
Scynexis, Inc., Warrants 1/1/2099	$2,320,160	$—	$—	$(494,740)	$—	$1,825,420	1,706,000	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$231,325,478	$1,794,348	$(415,332)	$(22,650,892)	$(2,010,374)	$208,043,228	33,784,020	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$24,022,661
Purchases at Cost	$571,655,035
Proceeds from Sales	$(342,046,454)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$253,631,242
Shares Held as of 1/31/2025	253,631,242
Dividend Income	$648,584

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$14,732,839	$14,941,818

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2025, these restricted securities amounted to $15,135,247, which represented 0.3% of total net assets.

Additional information on restricted securities held at January 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,343,501	$9,502,856

Security	Acquisition Date	Cost	Value
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$67,869
Latin Healthcare Fund LP	11/28/2000	$0	$233,835
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sail Biomedicines, Inc.	7/28/2021	$4,595,724	$3,899,061
Sensable Technologies, Inc.	10/15/2004	$0	$0
Zenas Biopharma, Inc.	5/3/2024	$2,668,031	$1,431,626

5
Equity security is subject to lock-up or market standoff agreement. As of period end, the total fair value of equity securities subject to contractual sale restriction is $1,431,626 and all restrictions are set to expire on or before March 11, 2025. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,803,933,167	$—	$9,522,516	$3,813,455,683
International	742,225,818	279,780,620	3,014,006	1,025,020,444
Preferred Stocks
Domestic	—	8,240,000	—	8,240,000
International	—	—	9,502,856	9,502,856
Debt Securities:
Warrants	14,908,490	2,135,646	—	17,044,136
Investment Company	253,631,242	—	—	253,631,242
TOTAL SECURITIES	$4,814,698,717	$290,156,266	$22,039,378	$5,126,894,361

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right